DERIVATIVE INSTRUMENTS HEDGING AND NON-HEDGING ACTIVITIES (Details 5) (USD $)	8 Months Ended		9 Months Ended
	Dec. 31, 2012		Sep. 30, 2013
Secured Debt, Repurchase Agreements	$ 63,423,000	[1]	$ 377,044,000	[2]
Repurchase Agreement Percentage Of Total Amount Outstanding	100.00%		100.00%
Repurchase Agreement Counterparty, Weighted Average Maturity of Agreements	17 days		23 days
Fair Value of Securities Received as Collateral that Can be Resold or Repledged	66,337,080		417,552,903
Linked Repurchase Agreements [Member]
Secured Debt, Repurchase Agreements	13,989,000		42,548,000
Repurchase Agreement Percentage Of Total Amount Outstanding	100.00%		100.00%
Repurchase Agreement Counterparty, Weighted Average Maturity of Agreements	31 days		26 days
Fair Value of Securities Received as Collateral that Can be Resold or Repledged	22,619,542		65,804,129
Linked Repurchase Agreements [Member] | Citigroup Global Markets Inc [Member]
Secured Debt, Repurchase Agreements	9,277,000		18,322,000
Repurchase Agreement Percentage Of Total Amount Outstanding	66.32%		43.06%
Repurchase Agreement Counterparty, Weighted Average Maturity of Agreements	41 days		37 days
Fair Value of Securities Received as Collateral that Can be Resold or Repledged	13,714,701		26,391,996
Linked Repurchase Agreements [Member] | Nomura Securities International Inc [Member]
Secured Debt, Repurchase Agreements			1,166,000
Repurchase Agreement Percentage Of Total Amount Outstanding			2.74%
Repurchase Agreement Counterparty, Weighted Average Maturity of Agreements			9 days
Fair Value of Securities Received as Collateral that Can be Resold or Repledged			1,643,221
Linked Repurchase Agreements [Member] | Mizuho Securities Usa Inc [Member]
Secured Debt, Repurchase Agreements	4,712,000
Repurchase Agreement Percentage Of Total Amount Outstanding	33.68%
Repurchase Agreement Counterparty, Weighted Average Maturity of Agreements	12 days
Fair Value of Securities Received as Collateral that Can be Resold or Repledged	8,904,841
North America [Member]
Secured Debt, Repurchase Agreements	52,874,000	[1]	184,744,000	[2]
Repurchase Agreement Percentage Of Total Amount Outstanding	83.37%		49.00%
Repurchase Agreement Counterparty, Weighted Average Maturity of Agreements	17 days		18 days
Fair Value of Securities Received as Collateral that Can be Resold or Repledged	55,462,506		196,351,333
North America [Member] | Linked Repurchase Agreements [Member]
Secured Debt, Repurchase Agreements	9,277,000		16,085,000
Repurchase Agreement Percentage Of Total Amount Outstanding	66.32%		37.80%
Repurchase Agreement Counterparty, Weighted Average Maturity of Agreements	41 days		21 days
Fair Value of Securities Received as Collateral that Can be Resold or Repledged	13,714,701		25,384,276
Asia [Member]
Secured Debt, Repurchase Agreements	10,549,000	[1],[3]	81,235,000	[2],[3]
Repurchase Agreement Percentage Of Total Amount Outstanding	16.63%	[3]	21.54%	[3]
Repurchase Agreement Counterparty, Weighted Average Maturity of Agreements	18 days	[3]	34 days	[3]
Fair Value of Securities Received as Collateral that Can be Resold or Repledged	10,874,574	[3]	86,361,215	[3]
Asia [Member] | Linked Repurchase Agreements [Member]
Secured Debt, Repurchase Agreements	4,712,000	[3]	3,691,000	[3]
Repurchase Agreement Percentage Of Total Amount Outstanding	33.68%	[3]	8.68%	[3]
Repurchase Agreement Counterparty, Weighted Average Maturity of Agreements	12 days	[3]	9 days	[3]
Fair Value of Securities Received as Collateral that Can be Resold or Repledged	8,904,841	[3]	6,714,351	[3]
Europe [Member]
Secured Debt, Repurchase Agreements			53,791,000	[2],[3]
Repurchase Agreement Percentage Of Total Amount Outstanding			14.27%	[3]
Repurchase Agreement Counterparty, Weighted Average Maturity of Agreements			23 days	[3]
Fair Value of Securities Received as Collateral that Can be Resold or Repledged			61,033,655	[3]
Europe [Member] | Linked Repurchase Agreements [Member]
Secured Debt, Repurchase Agreements			3,284,000
Repurchase Agreement Percentage Of Total Amount Outstanding			7.72%
Repurchase Agreement Counterparty, Weighted Average Maturity of Agreements			11 days
Fair Value of Securities Received as Collateral that Can be Resold or Repledged			$ 5,670,285

[1]	At December 31, 2012, the Company had repurchase agreements of $13,989,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3)
[2]	At September 31, 2013, the Company had repurchase agreements of $42,548,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3)
[3]	Counterparties domiciled in Europe and Asia, or their U.S. subsidiaries.